Product Warranty - Schedule of Accrued Warranty Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Standard Product Warranty Disclosure [Abstract]
Accrued warranty obligation at beginning of year	$ 19,794	$ 17,514	$ 11,543
Actual warranty costs incurred	(10,995)	(13,765)	(13,498)
Warranty provision	10,502	16,373	19,820
Adjustments for changes in estimate		31
Currency translation adjustment	(1,526)	(359)	(351)
Accrued warranty obligation at end of year	$ 17,775	$ 19,794	$ 17,514